ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	12 Months Ended												12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Business Cooperation Agreement item	Dec. 31, 2013 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2012 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2011 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2013 VisionChina Media Group USD ($)	Dec. 31, 2013 Eastlong Advertising USD ($)	Dec. 31, 2013 Eastlong Advertising Business Cooperation Agreement	Dec. 31, 2013 CDTC VisionChina Media Group USD ($)	Dec. 31, 2013 CDTC VisionChina Media Group Mr. Limin Li and Ms. Yanqing Liang CNY	Dec. 31, 2013 CDTC VisionChina Media Group Technology and management services agreement	Dec. 31, 2013 CDTC VisionChina Media Group Domain Name License Agreement	Dec. 31, 2013 CDTC VisionChina Media Group Option Agreements Mr. Limin Li and Ms. Yanqing Liang CNY	Dec. 31, 2013 Eastlong Technology Business Cooperation Agreement	Dec. 31, 2013 Eastlong Technology Option Agreements Mr. Qijun Men and Mr. Haifeng Wang CNY	Dec. 31, 2013 Eastlong Technology Eastlong Advertising USD ($)	Dec. 31, 2013 Eastlong Technology Eastlong Advertising Mr. Qijun Men and Mr. Haifeng Wang CNY	Dec. 31, 2013 Eastlong Technology Eastlong Advertising Business Cooperation Agreement	Dec. 31, 2013 Company and its subsidiaries	Dec. 31, 2012 Company and its subsidiaries	Dec. 31, 2011 Company and its subsidiaries
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of agreement													25 years	25 years
Royalty fee as percentage of gross annual revenues														0.20%
Number of initial working days of any year during the term of the agreement to adjust royalty fee														10 days
Percentage of project profits to be received										10.00%						90.00%
Minimum continuous period that services are not provided which could lead to termination of agreement																				3 years
Number of directors				5
Interest-free loan												50,000,000							20,000,000
Purchase price for which equity interest of certain equity holders of the variable interest entity can be purchased															50,000,000		20,000,000
Number of VIEs	2
Contribution of Group's consolidated net revenues derived from third parties and non-consolidated affiliates (as a percent)					98.30%	99.30%	98.30%														1.70%	0.70%	1.70%
Assets (as a percent)					79.30%	77.40%	80.20%														20.70%	22.60%	19.80%
Total assets	151,140,598	149,795,319			224,957,854	243,911,518
Total liabilities	131,805,365	109,782,373			492,568,729	502,598,211
Net revenues	104,741,348	115,667,850	181,194,350		102,931,043	114,839,319	199,622,163
Net loss	(24,056,359)	(246,527,916)	(12,618,254)		(751,208)	(204,191,346)	(2,762,658)
Net cash provided by (used in) operating activities	(8,994,630)	(27,190,937)	(17,617,058)		(10,289,885)	(13,419,077)	57,162,780
Net cash (used in) provided by investing activities	790,626	(13,114,869)	65,124,624		(1,436,941)	2,665,801	(1,664,123)
Net cash (used in) provided by financing activities	17,061,076	(11,593,890)	(36,135,463)		19,638,649	(22,772,297)	(44,693,807)
Assets pledged or collateralized								0	0
VIE's creditors having recourse to general credit											$ 0							$ 0